Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—36.3%
		Federal Home Loan Mortgage Corporation ARM—13.2%
$1,470,268		3.777%, 2/1/2035	$1,537,320
852,751		3.829%, 12/1/2034	894,346
2,470,868		3.954%, 7/1/2034	2,560,778
135,761		3.995%, 2/1/2036	141,104
1,278,126		4.132%, 7/1/2038	1,321,005
1,461,769		4.194%, 10/1/2033	1,533,070
899,231		4.233%, 4/1/2037	943,092
1,748,720		4.338%, 7/1/2036	1,834,017
1,020,905		4.430%, 8/1/2035	1,070,702
1,357,046		4.456%, 11/1/2034	1,423,239
1,706,926		4.487%, 7/1/2035	1,790,184
689,905		4.606%, 5/1/2035	718,236
901,005		4.729%, 4/1/2034	944,953
		TOTAL	16,712,046
		Federal National Mortgage Association ARM—22.9%
34,485		2.961%, 4/1/2034	35,910
338,290		3.216%, 9/1/2033	346,342
124,411		3.435%, 7/1/2036	128,535
101,270		3.442%, 5/1/2038	105,084
1,000,498		3.463%, 8/1/2034	1,032,474
684,330		3.471%, 6/1/2034	707,146
414,560		3.487%, 5/1/2035	432,524
961,827		3.539%, 10/1/2034	994,089
271,055		3.565%, 10/1/2037	278,322
142,306		3.572%, 5/1/2035	149,247
176,384		3.589%, 12/1/2034	184,730
375,352		3.642%, 1/1/2035	390,604
685,546		3.666%, 12/1/2034	718,985
220,050		3.685%, 2/1/2036	230,835
126,344		3.685%, 5/1/2036	132,507
146,143		3.690%, 11/1/2040	153,271
461,279		3.772%, 5/1/2035	480,565
2,477,949		3.819%, 8/1/2039	2,573,166
1,099,684		3.820%, 2/1/2042	1,153,323
151,766		3.821%, 11/1/2035	157,266
278,891		3.840%, 12/1/2033	292,494
77,242		3.845%, 10/1/2033	79,096
1,038,998		3.887%, 5/1/2039	1,085,061
65,078		3.891%, 2/1/2036	67,448
1,029,939		3.893%, 1/1/2040	1,078,890
636,840		3.932%, 1/1/2035	667,903
530,435		3.960%, 11/1/2039	556,309
252,930		4.018%, 10/1/2035	263,383
976,468		4.038%, 7/1/2035	1,024,097
534,023		4.045%, 10/1/2037	560,071

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$942,869		4.062%, 10/1/2035	$988,792
1,763,198		4.157%, 5/1/2035	1,839,517
1,669,699		4.164%, 7/1/2034	1,751,142
192,373		4.182%, 6/1/2035	201,757
837,478		4.201%, 7/1/2035	878,327
334,072		4.206%, 10/1/2035	350,367
280,337		4.221%, 7/1/2035	291,623
1,236,896		4.226%, 5/1/2036	1,292,908
519,329		4.279%, 7/1/2035	543,195
3,122,202		4.322%, 8/1/2035	3,263,451
267,485		4.433%, 7/1/2039	280,532
296,001		4.502%, 7/1/2035	310,439
461,692		4.617%, 7/1/2034	484,212
339,353		4.670%, 6/1/2033	355,905
63,253		5.082%, 7/1/2027	66,338
		TOTAL	28,958,182
		Government National Mortgage Association ARM—0.2%
24,939		3.000%, 1/20/2022	25,241
30,712		3.000%, 2/20/2023	31,222
30,486		3.000%, 3/20/2023	31,001
10,926		3.000%, 1/20/2030	11,309
22,316		3.125%, 11/20/2023	22,720
27,109		3.125%, 10/20/2029	27,867
24,146		3.250%, 7/20/2023	24,527
26,866		3.250%, 9/20/2023	27,301
21,026		3.875%, 5/20/2029	21,633
		TOTAL	222,821
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $45,845,517)	45,893,049
	[1]	ASSET-BACKED SECURITIES—12.9%
		Auto Receivables—3.5%
3,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class A1, 0.833% (1-month USLIBOR +0.650%), 2/15/2024	3,355,862
1,000,000		Santander Drive Auto Receivabl 2020-1, Class A2B, 1.733% (1-month USLIBOR +1.550%), 1/17/2023	1,002,500
		TOTAL	4,358,362
		Credit Card—9.0%
3,000,000		American Express Credit Account Master Trust 2018-5, Class A, 0.523% (1-month USLIBOR +0.340%), 12/15/2025	2,994,850
3,250,000		American Express Credit Account Master Trust 2018-9, Class A, 0.563% (1-month USLIBOR +0.380%), 4/15/2026	3,246,603
1,500,000		Discover Card Execution Note T 2017-A5, Class A5, 0.783% (1-month USLIBOR +0.600%), 12/15/2026	1,499,071
1,650,000		Discover Card Execution Note Trust 2017-A7, Class A7, 0.543% (1-month USLIBOR +0.360%), 4/15/2025	1,648,913
2,000,000		First National Master Note Trust 2018-1, Class A, 0.643% (1-month USLIBOR +0.460%), 10/15/2024	1,983,746
		TOTAL	11,373,183
		Other—0.4%
529,750		Sofi Professional Loan Program LLC, Class A1, 1.918% (1-month USLIBOR +1.750%), 8/25/2036	525,771
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,281,911)	16,257,316
		COLLATERALIZED MORTGAGE OBLIGATIONS—35.8%
	[1]	Federal Home Loan Mortgage Corporation—4.4%
183,424		REMIC, Series 2380, Class FL, 0.783% (1-month USLIBOR +0.600%), 11/15/2031	184,733
182,324		REMIC, Series 2434, Class FA, 1.183% (1-month USLIBOR +1.000%), 3/15/2032	185,620
74,730		REMIC, Series 2448, Class FA, 1.183% (1-month USLIBOR +1.000%), 1/15/2032	76,041

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$79,068		REMIC, Series 2452, Class FC, 1.183% (1-month USLIBOR +1.000%), 1/15/2032	$80,454
226,505		REMIC, Series 2459, Class FP, 1.183% (1-month USLIBOR +1.000%), 6/15/2032	230,498
57,302		REMIC, Series 2470, Class EF, 1.183% (1-month USLIBOR +1.000%), 3/15/2032	58,338
262,388		REMIC, Series 2475, Class F, 1.183% (1-month USLIBOR +1.000%), 2/15/2032	267,092
207,437		REMIC, Series 2475, Class FD, 0.733% (1-month USLIBOR +0.550%), 6/15/2031	208,673
173,592		REMIC, Series 2480, Class NF, 1.183% (1-month USLIBOR +1.000%), 1/15/2032	176,665
56,423		REMIC, Series 2498, Class AF, 1.183% (1-month USLIBOR +1.000%), 3/15/2032	57,443
208,713		REMIC, Series 3085, Class UF, 0.633% (1-month USLIBOR +0.450%), 12/15/2035	209,470
490,070		REMIC, Series 3156, Class HF, 0.668% (1-month USLIBOR +0.485%), 8/15/2035	491,792
163,931		REMIC, Series 3213, Class GF, 0.613% (1-month USLIBOR +0.430%), 9/15/2036	164,226
961,285		REMIC, Series 3284, Class AF, 0.493% (1-month USLIBOR +0.310%), 3/15/2037	958,978
505,111		REMIC, Series 3380, Class FP, 0.533% (1-month USLIBOR +0.350%), 11/15/2036	504,173
572,913		REMIC, Series 3550, Class GF, 0.933% (1-month USLIBOR +0.750%), 7/15/2039	580,918
805,622		REMIC, Series 3556, Class FA, 1.093% (1-month USLIBOR +0.910%), 7/15/2037	818,746
317,602		REMIC, Series 3593, Class CF, 0.783% (1-month USLIBOR +0.600%), 2/15/2036	320,392
		TOTAL	5,574,252
		Federal National Mortgage Association—29.8%
32,559		REMIC, Series 1995-17, Class B, 4.025%, 2/25/2025	33,057
203,626	[1]	REMIC, Series 2001-32, Class FA, 0.718% (1-month USLIBOR +0.550%), 7/25/2031	204,810
77,592	[1]	REMIC, Series 2001-57, Class FA, 0.618% (1-month USLIBOR +0.450%), 6/25/2031	77,888
62,287	[1]	REMIC, Series 2001-62, Class FC, 0.818% (1-month USLIBOR +0.650%), 11/25/2031	62,915
81,745	[1]	REMIC, Series 2001-71, Class FS, 0.768% (1-month USLIBOR +0.600%), 11/25/2031	82,450
168,259	[1]	REMIC, Series 2002-52, Class FG, 0.668% (1-month USLIBOR +0.500%), 9/25/2032	169,171
443,640	[1]	REMIC, Series 2002-58, Class FG, 1.168% (1-month USLIBOR +1.000%), 8/25/2032	451,998
72,091	[1]	REMIC, Series 2002-60, Class FH, 1.168% (1-month USLIBOR +1.000%), 8/25/2032	73,450
292,212	[1]	REMIC, Series 2002-7, Class FG, 1.068% (1-month USLIBOR +0.900%), 1/25/2032	296,454
143,483	[1]	REMIC, Series 2002-77, Class FA, 1.182% (1-month USLIBOR +1.000%), 12/18/2032	146,165
57,885	[1]	REMIC, Series 2002-77, Class FG, 0.732% (1-month USLIBOR +0.550%), 12/18/2032	58,320
134,248	[1]	REMIC, Series 2002-8, Class FA, 0.932% (1-month USLIBOR +0.750%), 3/18/2032	136,038
183,385	[1]	REMIC, Series 2005-67, Class FM, 0.518% (1-month USLIBOR +0.350%), 8/25/2035	183,096
856,631	[1]	REMIC, Series 2006-103, Class FB, 0.568% (1-month USLIBOR +0.400%), 10/25/2036	861,227
216,962	[1]	REMIC, Series 2006-11, Class FB, 0.468% (1-month USLIBOR +0.300%), 3/25/2036	216,704
846,133	[1]	REMIC, Series 2006-65, Class DF, 0.518% (1-month USLIBOR +0.350%), 7/25/2036	845,567
312,516	[1]	REMIC, Series 2006-76, Class QF, 0.568% (1-month USLIBOR +0.400%), 8/25/2036	312,854
2,935,348		REMIC, Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	2,899,056
94,600	[1]	REMIC, Series 2007-102, Class FA, 0.738% (1-month USLIBOR +0.570%), 11/25/2037	95,271
236,068	[1]	REMIC, Series 2007-20, Class F, 0.428% (1-month USLIBOR +0.260%), 3/25/2037	235,376
1,931,010	[1]	REMIC, Series 2007-71, Class WF, 0.618% (1-month USLIBOR +0.450%), 7/25/2037	1,934,479
376,597	[1]	REMIC, Series 2007-88, Class FW, 0.718% (1-month USLIBOR +0.550%), 9/25/2037	375,611
461,713	[1]	REMIC, Series 2008-69, Class FB, 1.168% (1-month USLIBOR +1.000%), 6/25/2037	473,740
91,594	[1]	REMIC, Series 2008-75, Class DF, 1.418% (1-month USLIBOR +1.250%), 9/25/2038	93,509
2,152,981	[1]	REMIC, Series 2009-106, Class FN, 0.918% (1-month USLIBOR +0.750%), 1/25/2040	2,183,019
743,703	[1]	REMIC, Series 2009-78, Class UF, 0.938% (1-month USLIBOR +0.770%), 10/25/2039	754,719
1,289,806	[1]	REMIC, Series 2009-87, Class FX, 0.918% (1-month USLIBOR +0.750%), 11/25/2039	1,306,868
1,502,959	[1]	REMIC, Series 2009-87, Class HF, 1.018% (1-month USLIBOR +0.850%), 11/25/2039	1,531,076
666,402	[1]	REMIC, Series 2010-39, Class EF, 0.688% (1-month USLIBOR +0.520%), 6/25/2037	669,293
4,146,045	[1]	REMIC, Series 2010-68, Class BF, 0.668% (1-month USLIBOR +0.500%), 7/25/2040	4,163,202
2,668,853	[1]	REMIC, Series 2011-4, Class PF, 0.718% (1-month USLIBOR +0.550%), 2/25/2041	2,685,300
3,351,209	[1]	REMIC, Series 2012-130, Class DF, 0.568% (1-month USLIBOR +0.400%), 12/25/2042	3,332,122

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$2,969,743	[1]	REMIC, Series 2014-20, Class FB, 2.026% (1-month USLIBOR +0.400%), 4/25/2044	$2,971,723
1,431,663	[1]	REMIC, Series 2016-83, Class FA, 0.668% (1-month USLIBOR +0.500%), 11/25/2046	1,433,495
4,295,219	[1]	REMIC, Series 2019-33, Class FB, 0.618% (1-month USLIBOR +0.450%), 7/25/2049	4,300,843
2,063,034	[1]	REMIC, Series 2019-41, Class FC, 0.618% (1-month USLIBOR +0.450%), 8/25/2049	2,064,995
		TOTAL	37,715,861
	[1]	Government National Mortgage Association—0.6%
746,717		REMIC, Series 2012-42, Class HF, 0.540% (1-month USLIBOR +0.370%), 3/20/2042	744,489
		Non-Agency Mortgage-Backed Securities—1.0%
1,245,482		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,209,894
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,032,170)	45,244,496
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.3%
		Agency Commercial Mortgage-Backed Securities—1.3%
242,737		FHLMC REMIC, Series KS02, Class A, 0.709% (1-month USLIBOR +0.380%), 8/25/2023	242,500
1,433,841		FNMA REMIC, Series 2020-M5, Class FA, 0.830% (1-month USLIBOR +0.460%), 1/25/2027	1,408,783
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,674,556)	1,651,283
		MORTGAGE-BACKED SECURITIES—7.9%
		Federal Home Loan Mortgage Corporation—1.1%
1,286,130		4.000%, 9/1/2047	1,378,739
		Federal National Mortgage Association—5.2%
1,875,486		2.500%, 12/1/2034	1,963,148
778,393		3.000%, 8/1/2023	820,495
3,401,086		4.000%, 3/1/2048	3,643,856
110,038		5.000%, 1/1/2024	115,364
		TOTAL	6,542,863
		Uniform Mortgage-Backed Securities, TBA—1.6%
2,000,000	[2]	2.500%, 6/1/2035	2,092,656
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,566,579)	10,014,258
		INVESTMENT COMPANY—6.7%
8,537,579		Federated Government Obligations Fund, Premier Shares, 0.13%[3] (AT AMORTIZED COST)	8,537,579
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $126,938,312)	127,597,981
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(1,111,252)
		TOTAL NET ASSETS—100%	$126,486,729

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2019	2,419,668
Purchases/Additions	99,331,274
Sales/Reductions	(93,213,363)
Balance of Shares Held 5/31/2020	8,537,579
Value	$8,537,579
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$38,072
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$45,893,049	$—	$45,893,049
Asset-Backed Securities	—	16,257,316	—	16,257,316
Collateralized Mortgage Obligations	—	44,034,602	—	44,034,602
Non-Agency Mortgage-Backed Securities	—	1,209,894	—	1,209,894
Commercial Mortgage-Backed Securities	—	1,651,283	—	1,651,283
Mortgage-Backed Securities	—	10,014,258	—	10,014,258
Investment Company	8,537,579	—	—	8,537,579
TOTAL SECURITIES	$8,537,579	$119,060,402	$—	$127,597,981
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced